FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
SCHEDULE OF FINANCIAL ASSETS
Exposure to Credit Risk – The following financial assets as of December 31, 2024 and 2023 represent the maximum credit exposure:

	Notes	2024	2023
Cash and cash equivalents	9	$28,827,347	$35,242,363
Receivables from the sale of investment properties	13	3,653,133	9,030,614
Lease and other receivables	10	5,261,242	10,506,310
Due from affiliates	23	—	9,463,164
Restricted cash equivalents	9	5,835,117	2,681,110
		$43,576,839	$66,923,561

SCHEDULE OF MATURITY ANALYSIS FOR FINANCIAL LIABILITIES	The following tables detail the remaining contractual maturities of financial liabilities at the end of the reporting period. The amounts are gross and undiscounted cash flows.

December 31, 2024	Notes	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Thereafter	Total

Accounts payable and accrued expenses	14	$793,615	$279,983	$7,283,317	$—	$—	$8,356,915
Lease liability	15	—	94,314	395,627	4,545,290	31,772,840	36,808,071
Income tax payable	2m, 20	—	—	2,764,352	—	—	2,764,352
Retainage payable	2l	—	22,463	1,478,266	—	—	1,500,729
Security deposits		—	—	167,005	2,440,371	—	2,607,376
Long and short-term debt	16	—	2,715,758	9,921,063	42,202,101	212,377,770	267,216,692
Distributions payable to non-controlling interests	18	—	—	380,950	—	—	380,950
Total		$793,615	$3,112,518	$22,390,580	$49,187,762	$244,150,610	$319,635,085

December 31, 2023	Notes	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Thereafter	Total

Accounts payable and accrued expenses	14	$764,016	$4,472,279	$7,891,207	$—	$—	$13,127,502
Lease liability	15	8,530	33,060	238,423	1,199,059	6,703,328	8,182,400
Income tax payable	2m, 20	—	2,024,865	—	—	—	2,024,865
Retainage payable	2l	—	155,207	1,582,598	—	—	1,737,805
Security deposits		—	83,234	287,727	1,790,554	—	2,161,515
Long and short-term debt	16	—	1,624,415	15,078,681	43,032,169	211,609,005	271,344,270
Total		$772,546	$8,393,060	$25,078,636	$46,021,782	$218,312,333	$298,578,357

SCHEDULE OF FOREIGN CURRENCY EXCHANGE
The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

(in USD)	As of December 31, 2024
Monetary assets and liabilities denominated in:	CRC	PEN	Total
Cash and cash equivalents	$10,464	$611,247	$621,711
Lease and other receivables, net	53,496	165,779	219,275
Other current and non-current assets	3,205,160	2,810,212	6,015,372
Sub-total	3,269,120	3,587,238	6,856,358
Accounts payable and accrued expenses	349,181	1,042,279	1,391,460
Sub-total	349,181	1,042,279	1,391,460
Net	$2,919,939	$2,544,959	$5,464,898

(in USD)	As of December 31, 2023
Monetary assets and liabilities denominated in:	CRC	PEN	Total
Cash and cash equivalents	$6,599	$479,057	$485,656
Lease and other receivables, net	60,248	135,275	195,523
Other current and non-current assets	3,150,470	3,694,802	6,845,272
Sub-total	3,217,317	4,309,134	7,526,451
Accounts payable and accrued expenses	2,569,080	1,658,228	4,227,308
Sub-total	2,569,080	1,658,228	4,227,308
Net	$648,237	$2,650,906	$3,299,143

SCHEDULE OF SENSITIVITY ANALYSIS

For the year ended December 31, 2024	Strengthening	Weakening

Profit or Loss	$546,490	$(546,490)
Equity	$9,382,422	$(9,382,422)

For the year ended December 31, 2023	Strengthening	Weakening

Profit or loss	$329,914	$(329,914)
Equity	$8,868,986	$(8,868,986)

For the year ended December 31, 2022	Strengthening	Weakening

Profit or loss	$405,261	$(405,261)
Equity	$4,941,161	$(4,941,161)

SCHEDULE OF SENSITIVITY ANALYSIS OF LONG-TERM DEBT

	Long-term Debt with Variable Interest Rate as of December 31, 2024	1%	2%

Increase in interest rate (1)	$97,016,631	$(970,166)	$(1,940,333)
Decrease in interest rate (1)	$97,016,631	$970,166	$1,940,333
(1)Excludes loans with Banco Nacional that have a fixed interest rate for the first two years of the loan term. These loans are within the fixed rate period as of December 31, 2024.

	Long-term Debt with Variable Interest Rate as of December 31, 2023	1%	2%

Increase in interest rate (1)	$93,785,108	$(937,851)	$(1,875,702)
Decrease in interest rate (1)	$93,785,108	$937,851	$1,875,702
(1)Excludes loans with Banco Nacional that have a fixed interest rate for the first two years of the loan term. These loans are within the fixed rate period as of December 31, 2023.

	Long-term Debt with Variable Interest Rate as of December 31, 2022	1%	2%

Increase in Interest rate	$209,326,775	$(2,093,268)	$(4,186,536)
Decrease in Interest rate	$209,326,775	$2,093,268	$4,186,536